UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock Investments

John Hancock California Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2013

California Tax-Free Income Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 97.9%				$237,368,424

(Cost $234,768,458)

California 89.9%				217,893,149

ABAG Finance Authority for Nonprofit Corps.
Institute on Aging (D)	5.650	08/15/38	$1,000,000	1,035,040
ABAG Finance Authority for Nonprofit Corps.
Sharp Healthcare	6.250	08/01/39	1,000,000	1,084,610
Anaheim Certificates of Participation
Convention Center (D) (P) (S)	11.729	07/16/23	2,000,000	2,018,520
Anaheim Public Financing Authority
Public Improvement Project, Series C (D) (Z)	Zero	09/01/18	3,000,000	2,599,259
Antioch Public Financing Authority, Series B	5.850	09/02/15	555,000	556,460
Belmont Community Facilities
Library Project, Series A (D)	5.750	08/01/24	1,000,000	1,129,760
California County Tobacco Securitization Agency
Fresno County Funding Corp.	6.000	06/01/35	1,765,000	1,641,485
California County Tobacco Securitization Agency
Kern County Corp., Series A	6.125	06/01/43	5,000,000	4,654,900
California County Tobacco Securitization Agency
Public Improvements	5.250	06/01/21	3,590,000	3,421,450
California County Tobacco Securitization Agency
Stanislaus Funding, Series A	5.500	06/01/33	600,000	602,010
California Educational Facilities Authority
College and University Financing Project	5.000	02/01/26	4,525,000	3,987,294
California Educational Facilities Authority
Woodbury University	5.000	01/01/25	1,800,000	1,754,298
California Educational Facilities Authority
Woodbury University	5.000	01/01/30	2,000,000	1,846,300
California Health Facilities Financing
Kaiser Permanente, Series A	5.250	04/01/39	2,500,000	2,496,375
California Health Facilities Financing Authority
Catholic Healthcare West, Series G	5.250	07/01/23	1,000,000	1,031,190
California Health Facilities Financing Authority
Providence Health and Services, Series C	6.500	10/01/33	1,000,000	1,137,260
California Health Facilities Financing Authority
Scripps Health, Series A	5.000	11/15/36	1,000,000	971,830
California Infrastructure & Economic Development Bank
California Independent System Operator, Series A	6.250	02/01/39	2,000,000	2,098,540
California Infrastructure & Economic Development Bank
Performing Arts Center	5.000	12/01/27	500,000	507,450
California Pollution Control Financing Authority
Waste Management Inc., Series C, AMT (P)	5.125	11/01/23	2,000,000	2,018,140
California State Public Works Board
Department of Corrections, Series A (D)	5.000	12/01/19	5,000,000	5,469,250
California State Public Works Board
Department of Corrections, Series C	5.500	06/01/18	5,000,000	5,066,900
California State Public Works Board
Trustees California State University, Series D	6.250	04/01/34	2,000,000	2,264,620
California State Public Works Board
Various Capital Projects, Series A	5.000	04/01/37	1,000,000	963,740
California State University Revenue
College and University Revenue, Series A	5.250	11/01/34	1,000,000	1,035,010
California Statewide Communities Development Authority
American Baptist Homes West	6.250	10/01/39	2,000,000	2,030,140

1

California Tax-Free Income Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

California Statewide Communities Development Authority
Senior Living of Southern California	7.250	11/15/41	$1,700,000	$1,818,558
California Statewide Communities Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10/01/38	2,000,000	1,927,080
California Statewide Communities Development Authority
University of California - Irvine	5.750	05/15/32	1,230,000	1,250,639
California Statewide Financing Authority
Tobacco Settlement, Series A	6.000	05/01/37	2,500,000	2,290,650
California Statewide Financing Authority
Tobacco Settlement, Series B	6.000	05/01/37	4,000,000	3,665,040
Capistrano Unified School District
No. 90-2 Talega	5.875	09/01/23	500,000	500,080
Capistrano Unified School District
No. 90-2 Talega	6.000	09/01/33	750,000	750,120
Center Unified School District, Series C (D)(Z)	Zero	09/01/16	2,145,000	2,026,939
Cloverdale Community Development Agency	5.500	09/01/38	3,000,000	2,230,560
Contra Costa County Public Financing Authority, Series A (D)	5.000	06/01/28	1,230,000	1,232,927
Corona Community Facilities District
No. 97-2	5.875	09/01/23	975,000	979,037
East Side Union High School District-Santa Clara County (D)	5.250	09/01/24	2,500,000	2,802,725
Folsom Public Financing Authority, Series B	5.125	09/01/26	1,000,000	955,650
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01/15/25	6,615,000	3,146,557
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01/15/36	30,000,000	6,379,500
Fresno Sewer Revenue, Series A-1 (D)	5.250	09/01/19	1,000,000	1,113,620
Golden State Tobacco Securitization Corp.,
Series A (D)	5.000	06/01/35	13,750,000	13,049,988
Inglewood Unified School District (D)	5.250	10/15/26	5,000,000	5,141,750
Kern County, Capital Improvements Project, Series A (D)	5.750	08/01/35	1,000,000	1,074,120
Laguna Salada Union School District, Series C (D)(Z)	Zero	08/01/26	1,000,000	527,940
Lancaster School District
School Improvements (D) (Z)	Zero	04/01/19	1,730,000	1,529,320
Lancaster School District
School Improvements (D) (Z)	Zero	04/01/22	1,380,000	1,043,915
Lee Lake Water District Community Facilities District No: 2
Montecito Ranch	6.125	09/01/27	1,200,000	1,200,192
Long Beach Harbor Revenue, Series A, AMT (D)	6.000	05/15/18	2,660,000	3,135,475
Long Beach Special Tax Community Facilities
District 6-Pike Project	6.250	10/01/26	2,480,000	2,479,702
Los Angeles Community College District
2008 Election, Series A	6.000	08/01/33	4,000,000	4,564,960
Los Angeles Community Facilities District No: 3
Cascades Business Park	6.400	09/01/22	655,000	659,985
Los Angeles County Public Works Financing Authority
Multiple Capital Projects II	5.000	08/01/42	1,000,000	952,980
M-S-R Energy Authority
Natural Gas Revenue, Series B	6.500	11/01/39	2,500,000	2,726,750
Modesto Community Facilities District No: 4-1	5.100	09/01/26	3,000,000	2,913,960
Orange County Improvement Bond Act 1915, Series B	5.750	09/02/33	1,365,000	1,366,406
Oxnard Community Facilities District: No. 3
Seabridge	5.000	09/01/35	1,490,000	1,410,136
Paramount Unified School District, Series B (D)(Z)	Zero	09/01/25	4,735,000	2,631,855
Pasadena California Certificates Participation Refunding Old
Pasadena Parking Facility Project	6.250	01/01/18	525,000	580,965

2

California Tax-Free Income Fund
As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

Ripon Redevelopment Agency
Ripon Community Redevelopment Project (D)	4.750	11/01/36	$1,540,000	$1,260,706
Riverside County Transportation Commission, Series A	5.750	06/01/48	1,000,000	959,060
San Bernardino County
Capital Facilities Project, Escrowed to Maturity, Series B	6.875	08/01/24	350,000	455,182
San Bernardino County
Medical Center Financing Project, Series B (D)	5.500	08/01/17	4,855,000	5,044,345
San Bruno Park School District
School Improvements, Series B (D) (Z)	Zero	08/01/21	1,015,000	747,578
San Diego Public Facilities Financing Authority
Lease Revenue	5.250	03/01/40	1,000,000	973,490
San Diego Redevelopment Agency
City Heights, Series A	5.750	09/01/23	1,000,000	1,000,100
San Diego Redevelopment Agency
City Heights, Series A	5.800	09/01/28	1,395,000	1,360,920
San Diego Redevelopment Agency
Public Improvements, Series B (Z)	Zero	09/01/17	1,600,000	1,355,760
San Diego Redevelopment Agency
Public Improvements, Series B (Z)	Zero	09/01/18	1,700,000	1,343,561
San Diego Unified School District, Election of 1998, Series A
(D)(Z)	Zero	07/01/21	2,500,000	1,873,650
San Francisco City & County Redevelopment Agency
Department of General Services Lease, No. 6, Mission Bay
South, Series A	5.150	08/01/35	1,250,000	1,191,550
San Francisco City & County Redevelopment Agency
Mission Bay South Redevelopment, Series D	7.000	08/01/41	1,000,000	1,055,440
San Francisco City & County Redevelopment Financing
Authority
Mission Bay South Redevelopment, Series D	6.625	08/01/39	1,000,000	1,059,450
San Francisco City & County Redevelopment Financing
Authority
San Francisco Redevelopment Projects, Series B	6.625	08/01/39	700,000	746,928
San Francisco State Building Authority, Series A	5.000	10/01/13	475,000	476,933
San Joaquin County
County Administration Building (D)	5.000	11/15/29	2,965,000	2,968,113
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/14	5,000,000	4,995,450
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/22	6,500,000	5,050,435
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.750	01/15/21	5,000,000	5,002,000
San Mateo County Joint Power Authority (D)	5.000	07/01/21	1,815,000	1,967,787
Santa Ana Financing Authority
Police Administration & Holding Facility, Series A (D)	6.250	07/01/19	1,790,000	2,027,515
Santa Ana Financing Authority
Police Administration & Holding Facility, Series A (D)	6.250	07/01/24	10,000,000	10,807,600
Santa Fe Springs Community Development Commission
Construction Redevelopment Project, Series A (D) (Z)	Zero	09/01/20	1,275,000	955,179
Santa Margarita Water District	5.625	09/01/43	775,000	751,541
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11/01/26	2,000,000	2,067,280
State of California	5.000	02/01/38	5,500,000	5,469,090
State of California	5.000	09/01/41	1,500,000	1,488,825
State of California	5.000	10/01/41	2,000,000	1,984,980

3

California Tax-Free Income Fund

As of 8-31-13 (Unaudited)

		Maturity
Rate (%)		date	Par value	Value

California (continued)

State of California
Public Improvements	5.125	04/01/23	$2,000,000	$2,052,380
State of California
Recreation Facilities and School Improvements	6.500	04/01/33	5,000,000	5,809,950
State of California
Water, Utility and Highway Improvements	5.250	03/01/30	2,000,000	2,101,000
Torrance Hospital Revenue
Torrance Memorial Medical Center, Series A	5.500	06/01/31	2,000,000	2,001,480
Tuolumne Wind Project Authority
Tuolumne County Project, Series A	5.625	01/01/29	1,000,000	1,085,360
Vallejo Sanitation & Flood Control District (D)	5.000	07/01/19	1,528,000	1,570,219
West Covina Redevelopment Agency
Fashion Plaza	6.000	09/01/22	3,000,000	3,350,400

Puerto Rico 8.0%				19,475,275

Commonwealth of Puerto Rico	6.500	07/01/15	6,000,000	6,197,640
Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07/01/41	5,000,000	3,738,350
Commonwealth of Puerto Rico, Series A	5.375	07/01/33	1,250,000	927,225
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07/01/24	1,750,000	1,573,425
Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	5.125	07/01/37	1,000,000	664,850
Puerto Rico Highway & Transportation Authority
Fuel Sales Tax Revenue, Series A (D)	5.000	07/01/38	80,000	54,331
Puerto Rico Highway & Transportation Authority
Prerefunded, Series Z (D)	6.250	07/01/14	940,000	986,991
Puerto Rico Highway & Transportation Authority
Unrefunded, Series Z (D)	6.250	07/01/14	2,310,000	2,351,118
Puerto Rico Industrial Tourist Education Medical &
Environment Authority
Hospital de la Concepcion	6.500	11/15/20	500,000	502,475
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	2,478,870

Short-Term Investments 0.6%				$1,350,000

(Cost $1,350,000)

Repurchase Agreement 0.6%
Barclays Tri-Party Repurchase Agreement dated 8-30-13 at 0.040% to be repurchased at $1,167,005 on 9-3-13, collateralized by
$1,225,600 U.S. Treasury Note, 0.750% due 3-31-18 (valued at
$1,190,351, including interest)			1,167,000	1,167,000
Repurchase Agreement with State Street Corp. dated 8-30-13 at
0.000% to be repurchased at $183,000 on 9-3-13, collateralized by
$185,000 U.S Treasury Note, 1.000% due 8-31-16 (valued at
$187,018, including interest)			183,000	183,000

Total investments (Cost $236,118,458)† 98.5%				$238,718,424

Other assets and liabilities, net 1.5%				$3,675,529

Total net assets 100.0%				$242,393,953

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

4

California Tax-Free Income Fund
As of 8-31-13 (Unaudited)

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments

National Public Finance Guarantee Corp.	17.4%
Assured Guaranty Municipal Corp.	6.6%
Financial Guaranty Insurance Company	5.5%
Ambac Financial Group, Inc.	3.2%
Assured Guaranty Corp.	0.4%
California Mortgage Insurance	0.4%

Total	33.5%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $234,244,813. Net unrealized appreciation aggregated $4,473,611, of which $12,034,904 related to appreciated investment securities and $7,561,293 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 8-31-13:

General Obligation Bonds	18.6%
Revenue Bonds
Facilities	19.6%
Other Revenue	16.9%
Transportation	13.2%
Tobacco	12.1%
Education	7.9%
Health Care	5.8%
Water & Sewer	1.7%
Utilities	1.3%
Pollution	0.8%
Short-Term Investments & Other	2.1%

Total	100.0%

5

California Tax-Free Income Fund
As of 8-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

53Q1 8/13
10/13

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
Hugh McHaffie

President

Date:	October 25, 2013

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	October 25, 2013